Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of the Calculation of Basic and Diluted Net Income Per Share
The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Year ended December 31,
	2022	2021	2020
Numerator:
Net income (loss) applicable to common shareholders – basic	$(233,978)	$78,108	$53,623
Dilutive effect of assumed conversion of convertible debt	—	—	2,687
Net income (loss) applicable to common shareholders – diluted	$(233,978)	$78,108	$56,310

	Year ended December 31,
	2022	2021	2020
Denominator:
Weighted average shares outstanding - basic	2,477,672	2,303,200	1,807,410
Dilutive effect of assumed conversion of convertible debt	—	—	295,028
Dilutive effect of assumed conversion of warrants	—	—	46,676
Weighted average shares outstanding – diluted	2,477,672	2,303,200	2,149,114
Basic net income (loss) per share	$(94.43)	$33.91	$29.67
Diluted net income (loss) per share	$(94.43)	$33.91	$26.20